WARRANT LIBILITY (Schedule of Reconciliation of the Beginning and Ending Balances of Warrants Liability Measured at Fair Value on a Recurring Basis Using Level 2 Inputs) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of the beginning and ending balances of warrants liability measured at fair value on a recurring basis using Level 2 inputs [Roll Forward]
Beginning balance	$ 1,890,000
Fair value change of the issued warrants included in earnings	(1,312,500)	$ (7,455,000)	$ (3,202,500)
Ending balance	577,500	1,890,000
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Reconciliation of the beginning and ending balances of warrants liability measured at fair value on a recurring basis using Level 2 inputs [Roll Forward]
Beginning balance	$ 1,890,000
Warrants issued
Fair value change of the issued warrants included in earnings	$ (1,312,500)
Ending balance	$ 577,500	$ 1,890,000